INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.            INTANGIBLE ASSETS, NET

The carry amounts of intangible assets, as of December 31, 2020 and 2021, consists of the below:

	December 31, 2020				December 31, 2021
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Non-compete agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	3,108	(1,316)	—	1,792	3,181	(1,975)	—	1,206
- Branding	7,240	(1,508)	—	5,732	7,413	(2,286)	—	5,127
- In-progress orders	203	(203)	—	—	207	(207)	—	—
- Members	20	(20)	—	—	20	(20)	—	—
- Software	—	—	—	—	82	(18)	—	64
- Internal use software	1,821	(139)	—	1,682	2,474	(849)	—	1,625
	$13,743	$(3,305)	$(1,022)	$9,416	$14,728	$(5,474)	$(1,022)	$8,232

The total amortization expenses incurred for the years ended December 31, 2019, 2020 and 2021 were $1,264, $1,403 and $2,082, respectively. The amortization expenses of acquired intangible assets were $1,264, $1,265 and $1,354 for the years ended December 31, 2019, 2020 and 2021, respectively.

The estimated amortization expense for intangible assets in each of the next five years are $2,206, $2,015, $856, $732 and $732, respectively.